General information, details 2 (Details) - Sales Revenue Net [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Major Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	29.00%
Major Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		18.00%
Major Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			22.00%
Major Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			34.00%
Major Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	32.00%	24.00%
Major Customer F [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.00%	35.00%	11.00%